Plan's Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
Savings and Investment Plan
EBP, Master Trust [Line Items]
Plan's interest in Master Trust	The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025:

	Net Assets as of December 31, 2025
	Master Trust	Plan’s Interest in Master Trust
Investments in the Master Trust
Colgate-Palmolive Company Common Stock	$289,835,008	$6,097,123
Mutual funds	350,941,575	434,535
Cash reserve funds	10,381,752	11,246
Separately managed account	258,121,352	—
Investments in the fair value hierarchy	909,279,687	6,542,904
Investments measured at net asset value	1,676,783,335	10,463,937
Investments at contract value	164,508,429	178,222
Total investments	2,750,571,451	17,185,063
Receivables	529,994	799
Total assets	2,751,101,445	17,185,862

Payables	918,046	4,362
Total	$2,750,183,399	$17,181,500

The following table presents the investments and other assets and liabilities of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2024:

	Net Assets as of December 31, 2024
	Master Trust	Plan’s Interest in Master Trust
Investments in the Master Trust
Colgate-Palmolive Company Common Stock	$333,606,427	$7,041,194
Mutual funds	391,970,992	411,689
Cash reserve funds	9,090,104	104,731
Separately managed account	253,047,315	—
Investments in the fair value hierarchy	987,714,838	7,557,614
Investments measured at net asset value	1,406,967,616	8,395,375
Investments at contract value	179,398,082	210,313
Total investments	1,408,134,728,920	16,163,302
Receivables	991,519	1,734
Total assets	1,408,135,720,439	16,165,036

Payables	742,036	2,588
Total	$1,408,134,978,403	$16,162,448
The following table presents net investment income (loss) for the Master Trust for the year ended December 31, 2025:

Master Trust net investment income (loss):	For The Year Ended December 31, 2025
Interest	$5,649,164
Dividends	44,449,906
Appreciation in the fair value of investments, net	260,554,698
Master Trust net investment income (loss):	$310,653,768